Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	Fifth District Bancorp, Inc.
Entity Central Index Key	0002012726
Amendment Flag	false
Fifth District Savings Bank 401(k) Plan
Document and Entity Information
Document Type	11-K
Amendment Flag	false